Note 5 - Intangible Assets	12 Months Ended
Oct. 31, 2016
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
(5)	Intangible Assets

Aggregate amortization expense for amortizing intangible assets was
$16,903,
$10,860
and
$40,612
for the years ended
October 31, 2016,
2015
and
2014,
respectively. Amortization of intangible assets is calculated using a straight line method over the estimated useful lives of the intangible assets.